NOTES PAYABLE (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 28, 2021	Dec. 27, 2021	Dec. 23, 2021	Nov. 05, 2021	Sep. 24, 2021	Jan. 31, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	May 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible debt															$ 670,262			$ 670,262
Converted into common stock												$ 5,800,000
Proceeds from convertible debt														14,029,842	1,000,000
Conversion price								$ 0.06585			$ 0.06585
Cash and cash equivalent of comm stock								$ 3,734,646			$ 3,734,646			12,264,736	194,214			194,214
Gain (Loss) on Extinguishment of Debt												347,566
Original issue discount									$ 771,556			945,969		945,969	613,610
Debt Instrument, Fair Value Disclosure								$ 29,202			$ 29,202			3,303,588
Debt Instrument, Unamortized Discount														$ 2,993,061	$ 942,914			$ 942,914
Common Stock, Shares, Issued								35,550,034			35,550,034			24,662,904	15,768,725			15,768,725
Interest Expense, Debt									889,373		$ 2,004	1,173,166		$ 1,197,826	$ 995,496
Proceeds from financed insurance premiums net														867,300
Proceeds from financed insurance premiums remains outstanding														389,269
Repayment insurance premiums interest														12,078
Interest expense								37,781	$ 910,327		52,802	1,258,161		1,295,307	$ 995,496
Loss on debt conversions								900,000			2,600,000
Financed Insurance Premiums [Member]
Short-Term Debt [Line Items]
Interest expense								0			2,004
Measurement Input, Control Premium [Member]
Short-Term Debt [Line Items]
Interest expense														10,513
Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock														5,349,137
Original issue discount												$ 554,911
Twenty Fifteenth Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible debt																$ 873,000
Converted into common stock																	$ 100,000
Debt conversion, converted instrument, rate																5.00%
Converible variable price per share																80.00%
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, rate																		50.00%
Promissory note mature date							1 year											24 months
Debt instrument, interest rate																		10.00%
Proceeds from convertible debt																		$ 5,000,000
Conversion price															$ 0.25			$ 0.25
Cash and cash equivalent of comm stock															$ 55,000,000			$ 55,000,000
Repayment of promissory note rate																		The 2018 convertible notes also include a change in control call option whereby, upon the close of a sale of Ensysce, other than an initial public offering, Ensysce has the right to prepay the promissory notes at 200% of the principal outstanding plus all accrued and unpaid interest.
Debt Instrument, Unamortized Discount															$ 783,124			$ 783,124
2018 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock														4,401,466
2018 Convertible Notes [Member] | Stockholder [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																		3,500,000
2018 Convertible Notes [Member] | Board Member [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																		2,500,000
2018 Convertible Notes [Member] | Unrelated Party [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes																		$ 1,000,000
2020 Convertible Notes [Member]
Short-Term Debt [Line Items]
Converible variable price per share															80.00%			80.00%
Unsecured promissory notes															$ 700,000
Proceeds from convertible debt															$ 2,000,000.0
Interest rate															10.00%			10.00%
Divided aggregate number of shares															$ 10,000,000.0
Conversion price divided aggregate number of shares															10,000,000.0
Debt Instrument, Unamortized Discount															159,790			$ 159,790
2020 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock														764,438
2020 Promissory Notes [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes															$ 100,000
Interest rate															10.00%			10.00%
Debt Instrument, Unamortized Discount
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt conversion, converted instrument, rate						80.00%
Unsecured promissory notes						$ 50,000
Debt instrument, interest rate						10.00%
Proceeds from convertible debt						$ 10,000,000.0
Debt instrument, maturity date						Jan. 28, 2023
Debt Instrument, Fair Value Disclosure								29,202			29,202
2021 Convertible Notes [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Converted into common stock														52,082
2021 Promissory Notes [Member]
Short-Term Debt [Line Items]
Unsecured promissory notes										$ 3,500
Proceeds from convertible debt										$ 2,000,000.0
Interest rate										10.00%
2021 Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible debt	$ 593,224													$ 5,000,000.0
Debt instrument, interest rate														5.00%
Proceeds from convertible debt				$ 9,400,000	$ 4,600,000
Conversion price	$ 4.50		$ 5.87											$ 5.87
Debt instrument, maturity date				Aug. 04, 2023	Jun. 23, 2023
Convertible notes payable, current				$ 10,600,000	$ 5,300,000
Debt instrument original issue discount													6.00%
Payments of Stock Issuance Costs														$ 1,920,158
Investment banking and legal fees														1,020,158
Debt Instrument, Unamortized Discount														$ 900,000
Percentage of acsh settlement premium														8.00%
Convertible Notes Payable														$ 163,770
Debt instrument, convertible, terms of conversion feature														beneficial ownership limitation of 4.99%
Common Stock, Shares, Issued			255,537
Proceeds from Repayment of Loans to Purchase Common Stock			$ 1,500,000
Common Stock, Convertible, Conversion Price, Increase	$ 5.87	$ 4.50
Interest Expense, Debt														$ 154,391
Debt instrument, redemption, description														The number of shares to be settled shall be based on a conversion price equal to the lesser of (a) $5.87 and (b) 92% of the average of the three lowest volume-weighted average prices (“VWAP”) during the 10 consecutive trading days prior to the applicable Monthly Redemption Date. The Company may not pay the Monthly Redemption Amount in shares unless the applicable conversion price is greater than or equal to $0.78 and the Company has been in compliance with customary requirements under the agreement, unless waived in writing by the holder.
Debt instrument, redemption price, percentage														92.00%
Debt instrument conversion price per share														$ 0.78
2021 Convertible Notes Payable [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage														20.00%
2021 Convertible Notes Payable [Member] | General and Administrative Expense [Member]
Short-Term Debt [Line Items]
Debt Instrument, Fair Value Disclosure														$ 15,900,000
Gains (Losses) on Restructuring of Debt														3,000,000.0
Increase in fair value of debt														16,800,000
2021 Notes [Member]
Short-Term Debt [Line Items]
Convertible debt								$ 5,000,000.0			$ 5,000,000.0
Debt instrument, interest rate											5.00%
Proceeds from convertible debt				$ 9,400,000	$ 4,600,000
Conversion price								$ 5.87			$ 5.87
Debt instrument, maturity date				Aug. 04, 2023	Jun. 23, 2023
Original issue discount											$ 900,000
Convertible notes payable, current				$ 10,600,000	$ 5,300,000
Debt instrument original issue discount											6.00%
Investment banking and legal fees											$ 1,000,000.0
Debt Instrument, Unamortized Discount														$ 2,993,061
Percentage of acsh settlement premium											8.00%
Debt instrument, convertible, terms of conversion feature											beneficial ownership limitation of 4.99%
Debt instrument, redemption, description											The number of shares to be settled shall be based on a conversion price equal to the lesser of (a) $5.87 and (b) 92% of the average of the three lowest volume-weighted average prices (“VWAP”) during the 10 consecutive trading days prior to the applicable Monthly Redemption Date. The Company may not pay the Monthly Redemption Amount in shares unless the applicable conversion price is greater than or equal to $0.78 and the Company has been in compliance with customary requirements under the agreement, unless waived in writing by the holder
Debt instrument, redemption price, percentage											92.00%
Debt instrument conversion price per share											$ 0.78
Fair value of debt issuance											$ 15,900,000
Debt issuance costs								$ 1,900,000			1,900,000
Gain loss on fair value of interest rates								88,763			2,678,415
Interest expense								$ 71,637			194,856
Repayments of notes payable											$ 265,812
2021 Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument, redemption price, percentage											20.00%